Private Placement Warrants		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Private Placement Warrant Disclosure [Abstract]
Private Placement Warrants
Note 4 — Private Placement
The Company’s Sponsor has committed to purchase an aggregate of 5,333,333 (or 5,933,333 if the underwriters’ over-allotment option is exercised in full) Private Placement Warrant at a price of $1.50 per Private Placement Warrant (approximately $8,000,000 in the aggregate or $8,900,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each Private Placement Warrant entitles the holder to purchase one share of the Class A common stock at a price of $11.50 per share. The Private Placement Warrants will be non-redeemable
in certain circumstances so long as they are held by the Sponsor or its permitted transferees. The Private Placement Warrants may also be exercised by the Sponsor and its permitted transferees for cash or on a “cashless basis”. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the warrants being sold as part of the Units in the Proposed Public Offering, including as to exercise price, exercisability and exercise period.
The initial stockholders, directors and officers have entered into a letter agreement with the Company, pursuant to which they have agreed to: (1) to waive their redemption rights with respect to any founder shares and public shares held by them, as applicable, in connection with the completion of the initial Business Combination; (2) to waive their redemption rights with respect to any founder shares and public shares held by them in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to provide for the redemption of the public shares in connection with an initial Business Combination or to redeem 100% of the public shares if the Company has not consummated the initial Business Combination within the Completion Window; and (3) to waive their rights to liquidating distributions from the Trust Account with respect to any founder shares they hold if the Company fails to complete the initial Business Combination within the Completion Window (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window). If the Company submits the initial Business Combination to the public stockholders for a vote, the initial stockholders, directors and officers have agreed to vote any founder shares and any public shares held by them in favor of the initial Business Combination.

Note 5 — Private Placement Warrants
Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 5,933,333 Private Placement Warrants at a price of $1.50 per warrant ($8,900,000 in the aggregate). Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the IPO held in the Trust Account.
The Private Placement Warrants are
non-redeemable
in certain circumstances so long as they are held by the Sponsor or its permitted transferees and (including the shares of Class A common stock issuable upon exercise thereof) may not, subject to certain limited exceptions, be transferred, assigned or sold by the Company’s Sponsor until 30 days after the completion of the Company’s initial Business Combination. The Private Placement Warrants may also be exercised by the Sponsor and its permitted transferees for cash or on a “cashless basis” and the holders thereof (including with respect to the shares of Class A common stock issuable upon exercise thereof) are entitled to registration rights. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the warrants being sold as part of the Units in the IPO, including as to exercise price, exercisability and exercise period.
The Company’s initial stockholders, directors and officers have entered into a letter agreement with the Company, pursuant to which they have agreed to: (1) to waive their redemption rights with respect to any Founder Shares and public shares held by them, as applicable, in connection with the completion of the initial Business Combination; (2) to waive their redemption rights with respect to any Founder Shares and public shares held by them in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to provide for the redemption of the public shares in connection with an initial Business Combination or to redeem 100% of the public shares if the Company has not consummated the initial Business Combination within the Completion Window; and (3) to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete the initial Business Combination within the Completion Window (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window). If the Company submits the initial Business Combination to the public stockholders for a vote, the initial stockholders, directors and officers have agreed to vote any Founder Shares and any public shares held by them in favor of the initial Business Combination.